Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating revenues
Voyage charter revenues	$ 518,156	$ 502,284	$ 331,388
Time charter revenues	106,237	226,058	121,091
Finance lease interest income	1,748	2,194	577
Other income	20,185	23,770	5,878
Total operating revenues	646,326	754,306	458,934
Other operating gains (losses)	2,381	(2,683)	108,923
Operating expenses
Voyage expenses and commission	259,334	161,641	109,706
Contingent rental income	(26,148)	(18,621)	0
Ship operating expenses	135,728	119,515	64,357
Charter hire expenses	19,705	67,846	43,387
Impairment loss on vessels and vessels held under capital lease	164,187	61,692	0
Impairment loss on goodwill	112,821	0	0
Provision for uncollectible receivable	0	4,000	0
Administrative expenses	37,603	37,026	10,582
Depreciation	141,748	141,043	52,607
Total operating expenses	844,978	574,142	280,639
Net operating (loss) income	(196,271)	177,481	287,218
Other income (expenses)
Interest income	588	367	47
Interest expense	(69,815)	(56,687)	(17,621)
Gain on sale of shares	1,061	0	0
Share of results from associated company and gain on equity interest	0	0	2,727
Impairment loss on shares	0	(7,233)	(10,507)
Foreign currency exchange (loss) gain	(55)	9	134
(Loss) gain on derivatives	(753)	3,718	(6,782)
Other non-operating items, net	1,213	204	320
Net other (expenses) income	(67,761)	(59,622)	(31,682)
Net (loss) income before income taxes and non-controlling interest	(264,032)	117,859	255,536
Income tax expense	(290)	(345)	(150)
Net (loss) income from continuing operations	(264,322)	117,514	255,386
Net loss from discontinued operations	0	0	(131,006)
Net (loss) income	(264,322)	117,514	124,380
Net (income) loss attributable to non-controlling interest	(539)	(504)	30,244
Net (loss) income attributable to the Company	$ (264,861)	$ 117,010	$ 154,624
(Loss) earnings per share attributable to Frontline Ltd. stockholders:
Basic and diluted earnings per share attributable to the Company from continuing operations (in dollars per share)	$ (1.56)	$ 0.75	$ 2.13
Basic and diluted (loss) earnings per share attributable to the Company from discontinued operations (in dollars per share)	0.00	0.00	(0.84)
Basic and diluted earnings per share attributable to the Company (in dollars per share)	(1.56)	0.75	1.29
Cash dividends per share declared, as restated for reverse business acquisition and reverse share split (in dollars per share)	$ 0.30	$ 1.05	$ 0.25